Commitments and Contingent Liabilities - Standby Letters of Credits by Investment Grade (Detail) - Standby letters of credit	Dec. 31, 2015	Dec. 31, 2014
Investment grade
Concentration Risk [Line Items]
Concentration risk (percent)	86.00%	88.00%
Non-investment grade
Concentration Risk [Line Items]
Concentration risk (percent)	14.00%	12.00%